Provision for lawsuits and administrative proceedings	12 Months Ended
Dec. 31, 2022
Provision For Lawsuits And Administrative Proceedings
Provision for lawsuits and administrative proceedings

23. Provision for lawsuits and administrative proceedings

	2022	2021

Tax risks	15,747	17,081
Civil risks	2,096	980
Labor risks	104	21
Total	17,947	18,082

The Company and its subsidiaries are parties to lawsuits and administrative proceedings arising from the ordinary course of operations, involving tax, civil and labor matters. Such matters are being discussed at the administrative and judicial levels, which, when applicable, are supported by judicial deposits. The provisions for probable losses arising from these matters are estimated and periodically adjusted by management, supported by external legal advisors’ opinion. There is significant uncertainty relating to the timing of any cash outflow, if any, for civil and labor risk.

a) Provision

Regarding tax risks, a provision in the amount of US$15,747 as of December 31, 2022 (US$17,081 on December 31, 2021) mainly refers to a potential legal obligation related to the increase in the contribution of certain Brazilian taxes (PIS and COFINS). The Group has a judicial deposit in the amount related to this claim, as shown below in item d). In June 2019, Nu withdrew the lawsuit and is currently awaiting the release of the judicial deposits to the Brazilian Tax Authorities.

Civil lawsuits are mainly related to credit card operations. Based on management’s assessment and inputs from Nu’s external legal advisors, the Group has provisioned US$2,096 (US$980 on December 31, 2021) considered sufficient to cover estimated losses from civil suits deemed probable.

b) Changes

Changes to provision for lawsuits and administrative proceedings are as follows:

	2022
	Tax	Civil	Labor

Balance at beginning of the year	17,081	980	21
Additions	-	1,942	100
Payments / Reversals	(2,341)	(857)	(18)
Effect of changes in exchange rates (OCI)	1,007	31	1
Balance at end of the year	15,747	2,096	104

	2021
	Tax	Civil	Labor

Balance at beginning of the year	15,995	470	4
Additions	2,240	2,204	18
Payments / Reversals	-	(1,644)	-
Effect of changes in exchange rates (OCI)	(1,154)	(50)	(1)
Balance at end of the year	17,081	980	21

	2020
	Tax	Civil	Labor

Balance at beginning of the year	20,631	300	21
Additions	-	1,472	2
Payments / Reversals	-	(1,234)	(13)
Effect of changes in exchange rates (OCI)	(4,636)	(68)	(6)
Balance at end of the year	15,995	470	4

c) Contingencies

The Group is a party to civil and labor lawsuits, involving risks classified by management and the legal advisors as possible losses, totaling approximately US$7,128 and US$1,814, respectively (US$4,365 and US$454 on December 31, 2021). Based on management’s assessment and inputs from the Group’s external legal advisors, no provision was recognized for those lawsuits as of December 31, 2022, and 2021.

d) Judicial deposits

As of December 31, 2022, the total amount of judicial deposits shown as “Other assets” (note 17) is US$18,864 (US$17,480 on December 31, 2021) and is substantially related to the tax proceedings.